TAXES ON INCOME (Schedule of Deferred Tax Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Net loss carry-forward	$ 10,689	$ 9,785
Other additions for tax Purposes	179	114
Net deferred tax asset before valuation allowance	10,868	9,899
Valuation allowance	(10,868)	(9,899)
Net deferred tax asset